Concentration, Risk and Uncertainties (Tables)	12 Months Ended
Jun. 30, 2025
Concentration, Risk and Uncertainties [Abstract]
Schedule of Concentration, Risk and Uncertainties

The following table sets forth a summary of single customer who represent 10% or more of the Company’s total accounts receivable as of June 30, 2025 and 2024:

	As of June 30,
	2025	2024
Percentage of the Company’s accounts receivable
Customer A	-	86%
Customer B	50%	*
Customer F	20%	*
Customer G	18%	*

*       Less than 10% of total balance of accounts receivable

The following table sets forth a summary of single customer who represent 10% or more of the Company’s total sales:

	For the years ended June 30,
	2025	2024	2023
Percentage of the Company’s sales
Customer A	*	12%	*
Customer C	*	*	16%
Customer D	12%	*	*
Customer E	10%	*	*

 *       Less than 10% of total revenue

The following table sets forth a summary of single Supplier who represent 10% or more of the Company’s accounts payable as of June 30, 2025 and 2024.

	As of June 30,
	2025	2024
Percentage of the Company’s accounts payable
Supplier A	86%	54%
Supplier B	12%	*
Supplier C	*	22%
Supplier D	*	17%

*       Less than 10% of total balance of accounts payable

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total purchases:

	For the years ended June 30,
	2025	2024	2023
Percentage of the Company’s purchase
Supplier C	*	15%	*
Supplier E	*	10%	*
Supplier F	25%	*	*
Supplier G	10%	*	*

*       Less than 10% of total purchase

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s advance to suppliers:

	As of June 30,
	2025	2024
Percentage of the Company’s Advanced to Supplier
Supplier H	96%	*
Supplier I	*	43%
Supplier J	*	21%
Supplier K	*	13%
Supplier L	*	12%

*	Less than 10% of total balance of advanced to supplier